Fair Value Measurements And Disclosure (Effect Of Derivatives On The Consolidated Statements Of Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Hedging Relationships [Member] | Interest Rate Swaps [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on interest rate swaps	$ (12)	$ (68)	$ (61)
Gain (Loss) on long-term debt	12	68	61
Cash Flow Hedging [Member] | Cross-Currency Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated Other Comprehensive Income	(825)	571	1,061
Cash Flow Hedging [Member] | Interest Rate Locks [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Income (expense) reclassified from accumulated Other Comprehensive Income into income	(58)	(60)	(59)
Cash Flow Hedging [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated Other Comprehensive Income	51	0	0
Cash Flow Hedging [Member] | Foreign Exchange Contracts [Member] | Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Income (expense) reclassified from accumulated Other Comprehensive Income into income	$ 39	$ 0	$ 0